UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2005

Check here if Amendment:	___	; Amendment Number:	_____
This Amendment (Check only one.)	___ is a restatement.
							___ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Eastbourne Capital Management, L.L.C.
Address:	1101 Fifth Avenue, Suite 160
		San Rafael, CA  94901

Form 13F File Number:	28-05233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Eric M. Sippel, Esq.
Title:	Chief Operating Officer
Phone:	415-448-1200

Signature, Place and Date of Signing:

	Eric M. Sippel		San Rafael, CA			August 5, 2005

Report Type (Check only one.):

 X 	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
___	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		36

Form 13F Information Table Value Total:	   1,526,879


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.
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NAME OF ISSUER				TITLE OF		CUSIP		VALUE	    SHARES	    SH/	INV.  OTHER  VOTING AUTH
						CLASS					X1000			    PRN	DISC   MGR	    SOLE

3Com Corporation                     COMM          885535104        314       86,625     SH     SOLE            86,625
Activision, Inc                      COMM          004930202      21761    1,317,274     SH     SOLE         1,317,274
American Science & Engineering, Inc. COMM          029429107      14550      328,000     SH     SOLE           328,000
AMN Healthcare Services, Inc         COMM          001744101      63614    4,232,453     SH     SOLE         4,232,453
Amylin Pharmaceuticals, Inc.         COMM          032346108     202030    9,652,652     SH     SOLE         9,652,652
Arqule Inc.                          COMM          04269E107      27186    4,195,406     SH     SOLE         4,195,406
AutoImmune Inc.                      COMM          052776101        907    1,042,800     SH     SOLE         1,042,800
Berkshire Hathaway Inc. Class B      COMM          084670207      19276        6,925     SH     SOLE             6,925
Brooks Automation, Inc.              COMM          114340102      25751    1,734,105     SH     SOLE         1,734,105
Cameco Corporation                   COMM          13321L108     208866    4,667,400     SH     SOLE         4,667,400
ConocoPhillips                       COMM          20825C104      34494      600,000     SH     SOLE           600,000
Cross Country Healthcare, Inc.       COMM          227483104      65038    3,825,784     SH     SOLE         3,825,784
Devon Energy Corporation             COMM          25179M103      10110      199,496     SH     SOLE           199,496
Echostar Communications              COMM          278762109       2123       70,392     SH     SOLE            70,392
El Paso Corp                         COMM          28336L109     134536   11,678,500     SH     SOLE        11,678,500
Genesis Microchip Inc.               COMM          37184C103      71891    3,894,400     SH     SOLE         3,894,400
Hanover Compressor                   COMM          410768105      42830    3,721,100     SH     SOLE         3,721,100
i2 Technologies, Inc.                COMM          465754208         53        6,592     SH     SOLE             6,592
KFX, Inc.                            COMM          48245L107     124403    8,705,600     SH     SOLE         8,705,600
MIPS Technologies Inc.               COMM          604567107       8284    1,150,500     SH     SOLE         1,150,500
M-Systems Flash Disk Pioneer         COMM          M7061C100      49126    2,562,662     SH     SOLE         2,562,662
National Semiconductor Corp          COMM          637640103       2592      117,644     SH     SOLE           117,644
Neose Technologies                   COMM          640522108      14440    4,584,132     SH     SOLE         4,584,132
New York Times Class A               COMM          650111107       7788      250,000     SH     SOLE           250,000
Pain Therapeutics, Inc.              COMM          69562K100      30881    4,575,000     SH     SOLE         4,575,000
Palm, Inc                            COMM          69713P107        191        6,424     SH     SOLE             6,424
PalmSource, Inc                      COMM          697154102         17        1,991     SH     SOLE             1,991
Pharmacyclics, Inc.                  COMM          716933106       9426    1,255,159     SH     SOLE         1,255,159
PYR Energy Corporation               COMM          693677106       5269    3,634,000     SH     SOLE         3,634,000
Talisman Energy Inc                  COMM          87425E103     109355    2,910,700     SH     SOLE         2,910,700
Telik, Inc.                          COMM          87959M109      37661    2,317,613     SH     SOLE         2,317,613
VIVUS, Inc.                          COMM          928551100         38       10,300     SH     SOLE            10,300
Wind River Systems, Inc              COMM          973149107     101734    6,488,169     SH     SOLE         6,488,169
World Fuel Services Corp.            COMM          981475106      29883    1,276,500     SH     SOLE         1,276,500
XM Satellite Radio Holdings-Class A  COMM          983759101      38578    1,146,122     SH     SOLE         1,146,122
Zymogenetics Inc.                    COMM          98985T109      11880      675,000     SH     SOLE           675,000

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08/05 EDGAR FILING Form 13F